LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 3) (USD $)	12 Months Ended					12 Months Ended				1 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Interest Rate Swap Agreement	Feb. 14, 2011 Interest Rate Swap Agreement	Dec. 31, 2011 LIBOR Cap Agreement	Dec. 31, 2010 LIBOR Cap Agreement	Dec. 31, 2011 Maximum LIBOR Cap Agreement	Dec. 31, 2010 Maximum LIBOR Cap Agreement	Aug. 31, 2010 Senior Notes	Jul. 31, 2010 Senior Notes	Jun. 30, 2010 Senior Notes	Dec. 31, 2011 Senior Notes	Dec. 31, 2011 Senior Notes Maximum	Jul. 31, 2010 Senior Notes Maximum	Dec. 31, 2011 Senior Notes Minimum	Dec. 31, 2011 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes Maximum	Dec. 31, 2011 Credit Agreement	Dec. 31, 2011 8% senior note due 2020	Aug. 31, 2010 8% senior note due 2020 Senior Notes	Dec. 31, 2011 7.375% senior note due 2013	Aug. 31, 2010 7.375% senior note due 2013 Senior Notes	Jun. 30, 2010 7.375% senior note due 2013 Senior Notes	Dec. 31, 2011 9.875% senior note due 2014	Aug. 31, 2010 9.875% senior note due 2014 Senior Notes	Jul. 31, 2010 9.875% senior note due 2014 Senior Notes	Dec. 31, 2011 9.25% senior notes due 2015	Jul. 31, 2010 9.25% senior notes due 2015 Senior Notes	Jun. 30, 2010 9.25% senior notes due 2015 Senior Notes	Mar. 31, 2010 9.25% senior notes due 2015 Senior Notes	Dec. 31, 2011 9% senior notes due 2015	Nov. 30, 2011 9% senior notes due 2015 Senior Secured Notes	Dec. 31, 2011 9% senior notes due 2015 Senior Secured Notes	Nov. 30, 2011 6.25% senior notes due 2018 Senior Secured Notes	Dec. 31, 2011 6.25% senior notes due 2018 Senior Secured Notes	Dec. 31, 2011 10% senior notes due 2018	Dec. 31, 2011 10% senior notes due 2018 Senior Secured Notes	Dec. 31, 2011 8.875% senior notes due 2019	Dec. 31, 2011 8.875% senior notes due 2019 Senior Secured Notes
LONG-TERM DEBT AND LEASE OBLIGATIONS
Aggregate principal amount of notes sold																					$ 600,000,000														$ 900,000,000
Debt repurchased																							782,000,000	2,000,000		6,000,000	34,000,000		7,000,000	2,000,000	6,000,000		713,000,000
Amount paid for debt repayment										835,000,000	43,000,000	4,000,000																			6,000,000		776,000,000
Accrued and unpaid interest										4,000,000					1,000,000																		4,000,000
Net proceeds from sale of notes																					585,000,000
Loss from early extinguishment of debt	(117,000,000)	(57,000,000)	97,000,000							52,000,000	3,000,000																						117,000,000
Redemption price as a percentage of principal amounts of the notes redeemed													100.00%				100.00%
Interest rate, stated percentage																			2.78%	8.00%		7.375%			9.875%			9.25%				9.00%			6.25%	6.25%	10.00%		8.875%
Percentage of the principal amount of the debt instrument which the entity may redeem with the proceeds from certain equity offerings																		35.00%
Redemption price of debt instrument if redeemed with proceeds of certain equity offerings (as a percent)																																		109.00%				110.00%		108.875%
Percentage of principal amount at which the notes are redeemable due to a change of control																	101.00%
Threshold limit of revolving credit facility																			80,000,000
Threshold limit of unused borrowing availability under the revolving credit facility																			100,000,000
Asset value as a percentage of consolidated net tangible assets for properties to be defined as principal property																5.00%
Secured debt by principal properties as a percentage of consolidated net tangible assets														15.00%
Threshold limit for secured debt																	3,200,000,000
Numerator of secured debt ratio																		4.0
Denominator of secured debt ratio																		1.0
Threshold limit for debt secured by a lien on par to the lien securing senior secured notes																	2,600,000,000
Numerator of secured debt ratio for debt secured by a lien on par to the lien securing senior secured notes																		3.0
Denominator of secured debt ratio for debt secured by a lien on par to the lien securing senior secured notes																		1.0
Aggregate notional amount					600,000,000
Description of variable rate basis				six-month LIBOR		one-month LIBOR
Floating rate spread (as a percent)				6.60%
Cash interest savings				8,000,000
Gain on settlement of agreement				22,000,000
Fair value of LIBOR cap agreement								1,000,000	1,000,000
Mark-to-market adjustments	$ 0	$ (3,000,000)	$ 1,000,000				$ 3,000,000	$ 1,000,000